SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENT
20.	SUBSEQUENT EVENT

On January 25, 2021, Blue Hat Cayman closed an acquisition pursuant to which it acquired 100% equity interests of Fresh Joy. Fresh joy, Pursuant to the Acquisition Agreement, the Transferors for an aggregated purchase price of $7.7736 million (the “Purchase Price”), of which 50% shall be paid in cash (which percentage could be increased subject to the Transferors’ intention according to the actual circumstances) and the other half shall be paid in the Company’s restricted ordinary shares (the “Ordinary Shares”) at a per share price of the higher of the weighted average volume price of the 20 trading days prior to the issuance of such Ordinary Shares, or $4, the IPO price of the Company’s Ordinary Shares, subject to certain performance targets. Through its affiliated Hong Kong Xinyou Entertainment Company and Fujian Xinyou Technology Co., Ltd., signed a series of VIE agreements with Fujian Roar Game Technology Co., Ltd. (“Fujian Roar Game”). Fujian Roar Game holds 51% equity of Fuzhou CSFCTECH Co., Ltd and 100% equity of Fuzhou UC71 Co., Ltd.